MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II      Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economic expansion continued during the six-month period ended June 30, 2000. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, a surge in oil prices heightened the risk of inflation. The Federal Reserve Board responded by further tightening monetary policy. Three increases in the federal funds rate, totaling 100 basis points, have occurred since February. The rate now stands at a nine-year high of 6.50 percent.

Strong economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. This January, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce its debt. This announcement initially precipitated a 50 to 75 basis point drop in yields of longer maturity Treasuries. Municipal bond yields also declined but lagged the trend of Treasury yields. Long-term interest rates rose in April but began to decline in May and June as signs of an economic slowdown developed.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began the year at 5.97 percent. This index reached a high of 6.19 percent in mid January and ended June at 5.84 percent. Because bond prices move inversely to changes in interest rates, higher yields caused bond prices to decline significantly last year and improve marginally in the first six months of this year.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. The increase in the ratio from 92 percent at the end of 1999 to 99 percent at the end of June may be attributed to the magnitude of the rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals. Over the past five years, the ratio has ranged between an average annual high of 93 percent and an average annual low of 85 percent.

During the first six months of this year, new-issue volume was 22 percent lower than the same period last year. Refunding activity, the most interest

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II rate sensitive component of new issue supply, dropped more than 70 percent and represented less than 10 percent of total volume. Approximately 40 percent of the underwritings were enhanced with bond insurance.

                        30-YEAR BOND YIELDS 1994 -- 2000

                                        Insured                                               Insured Municipal Yields as a
                                    Municipal Yields             U.S. Treasury Yields        Percentage of U.S. Treasury Yields
                                    ----------------             --------------------        ----------------------------------
1994                                      5.40                       6.34                                    85.17
                                          5.40                       6.24                                    86.54
                                          5.80                       6.66                                    87.09
                                          6.40                       7.09                                    90.27
                                          6.35                       7.32                                    86.75
                                          6.25                       7.43                                    84.12
                                          6.50                       7.61                                    85.41
                                          6.25                       7.39                                    84.57
                                          6.30                       7.45                                    84.56
                                          6.55                       7.81                                    83.87
                                          6.75                       7.96                                    84.80
                                          7.00                       8.00                                    87.50
                                          6.75                       7.88                                    85.66
1995                                      6.40                       7.70                                    83.12
                                          6.15                       7.44                                    82.66
                                          6.15                       7.43                                    82.77
                                          6.20                       7.34                                    84.47
                                          5.80                       6.66                                    87.09
                                          6.10                       6.62                                    92.15
                                          6.10                       6.86                                    88.92
                                          6.00                       6.66                                    90.09
                                          5.95                       6.48                                    91.82
                                          5.75                       6.33                                    90.84
                                          5.50                       6.14                                    89.58
                                          5.35                       5.94                                    90.07
1996                                      5.40                       6.03                                    89.55
                                          5.60                       6.46                                    86.69
                                          5.85                       6.66                                    87.84
                                          5.95                       6.89                                    86.36
                                          6.05                       6.99                                    86.55
                                          5.90                       6.89                                    85.63
                                          5.85                       6.97                                    83.93
                                          5.90                       7.11                                    82.98
                                          5.70                       6.93                                    82.25
                                          5.65                       6.64                                    85.09
                                          5.50                       6.35                                    86.61
                                          5.60                       6.63                                    84.46
1997                                      5.70                       6.79                                    83.95
                                          5.65                       6.80                                    83.09
                                          5.90                       7.10                                    83.10
                                          5.75                       6.94                                    82.85
                                          5.65                       6.91                                    81.77
                                          5.60                       6.78                                    82.60
                                          5.30                       6.30                                    84.13
                                          5.50                       6.61                                    83.21
                                          5.40                       6.40                                    84.38
                                          5.35                       6.15                                    86.99
                                          5.30                       6.05                                    87.60
                                          5.15                       5.92                                    86.99
1998                                      5.15                       5.80                                    88.79
                                          5.20                       5.92                                    87.84
                                          5.25                       5.93                                    88.53
                                          5.35                       5.95                                    89.92
                                          5.20                       5.80                                    89.66
                                          5.20                       5.65                                    92.04
                                          5.18                       5.71                                    90.72
                                          5.03                       5.27                                    95.45
                                          4.95                       5.00                                    99.00
                                          5.05                       5.16                                    97.87
                                          5.00                       5.06                                    98.81
                                          5.05                       5.10                                    99.02
1999                                      5.00                       5.09                                    98.23
                                          5.10                       5.58                                    91.40
                                          5.15                       5.63                                    91.47
                                          5.20                       5.66                                    91.87
                                          5.30                       5.83                                    90.91
                                          5.47                       5.96                                    91.78
                                          5.55                       6.10                                    90.98
                                          5.75                       6.06                                    94.88
                                          5.85                       6.05                                    96.69
                                          6.03                       6.16                                    97.90
                                          6.00                       6.29                                    95.39
                                          5.97                       6.48                                    92.13
2000                                      6.18                       6.49                                    95.22
                                          6.04                       6.14                                    98.37
                                          5.82                       5.83                                    99.83
                                          5.91                       5.96                                    99.16
                                          5.91                       6.01                                    98.34
                                          5.84                       5.90                                    98.98

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the six-month period ended June 30, 2000, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Trust II (TFB) increased from $9.42 to $9.61 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.255 per share, the Fund's total NAV return was 5.21 percent. TFB's value on the New York Stock Exchange (NYSE) increased from $8.0625 to $8.6875 per share during the same period. Based on this change plus reinvestment of tax-free dividends TFB's total market return was 11.12 percent. TFB's share price was trading at a 9.60 percent discount to its NAV on June 30, 2000.

Monthly dividends for the second and third quarters of 2000, declared in March and June, respectively, were unchanged at $0.0425 per share. The Fund's level of undistributed net investment income was $0.10 per share on June 30, 2000, versus $0.11 per share six months ago.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO STRUCTURE

The Fund's net assets of $235 million were diversified among 16 long-term sectors and 61 credits. Issues in the refunded bond category comprised 9 percent of net assets. Refunded bonds have been refinanced and will be redeemed on the dates shown in the portfolio. At the end of June, the portfolio's average maturity was 17 years. Average duration, a measure of sensitivity to interest-rate changes, was 8.2 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions and their respective cost (book) yields are also charted by year.

LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to focus on inflation and may increase short-term rates if it feels that the economic momentum is not slowing sufficiently. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal period ended June 30, 2000 the Fund purchased and retired 403,600 shares of common stock at a weighted average market discount of 12.7 percent. The anti-dilutive effect on NAV of the share repurchase program is shown in table of Financial Highlights.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

[LARGEST SECTORS BAR CHART]

            LARGEST SECTORS AS OF JUNE 30, 2000 (% OF NET ASSETS)
            -----------------------------------------------------
ELECTRIC                                                               16%
GENERAL OBLIGATION                                                     13%
REFUNDED                                                                9%
HOSPITAL                                                                9%
EDUCATION                                                               8%
WATER & SEWER                                                           7%
TRANSPORTATION                                                          7%
IDR/PCR*                                                                6%
RESOURCE RECOVERY                                                       6%


*Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.





[CREDIT RATINGS PIE CHART]


CREDIT RATINGS AS OF JUNE 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)
----------------------------------
Aaa or AAA                          49%
Aa or AA                            16%
A or A                              22%
Baa or BBB                           8%
NR                                   5%


As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

Portfolio structure is subject to change.





[DISTRIBUTION BY MATURITY BAR CHART]

                  DISTRIBUTION BY MATURITY (% OF NET ASSETS)
                  ------------------------------------------
                                                               WEIGHTED  AVERAGE
                                                               MATURITY 17 YEARS
Under 1 Year                                                            1.4%
1-5 Years                                                               8.4%
5-10 Years                                                              6.0%
10-20 Years                                                            43.6%
20-30 Years                                                            31.2%
30+ Years                                                               7.4%

Portfolio structure is subject to change.

                                       4

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

                     CALL AND COST (BOOK) YIELD STRUCTURE
                                 JUNE 30, 2000

                                WEIGHTED AVERAGE                       WEIGHTED AVERAGE
                                CALL PROTECTION: 7 YEARS               BOOK YIELD: 6.1%

                                PERCENT CALLABLE*                      COST (BOOK) YIELD**
                                -----------------                      --------------------
2000                                               4.00%                        8.2%
2001                                               5.00%                        6.2%
2002                                               1.00%                        6.3%
2003                                               8.00%                        6.0%
2004                                               9.00%                        8.2%
2005                                               9.00%                        6.0%
2006                                              14.00%                        5.7%
2007                                               9.00%                        6.0%
2008                                              13.00%                        5.3%
2009                                              11.00%                        5.2%
2010+                                             17.00%                        6.4%


*   % Based on Long-Term Portfolio.

** Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before fund operating expenses. For example, the fund earned a book yield of 6.2% on the 5% of the bonds in the long-term portfolio that are callable in 2001.

    Portfolio structure is subject to change.


MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On June 22, 2000, an annual meeting of the Fund's shareholders was held for the purpose of voting on one proposal, the results of which were as follows:

ELECTION OF TRUSTEES:

Wayne E. Hedien
For....................  20,531,240
Withheld...............     365,975

Dr. Manuel H. Johnson
For....................  20,534,735
Withheld...............     362,480

John L. Schroeder
For....................  20,524,226
Withheld...............     372,989

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Michael E. Nugent and Philip J. Purcell. Additionally, James F. Higgins was elected as a Trustee of the Fund by the Board of Trustees effective July 25, 2000.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.7%)
            General Obligation (13.4%)
$  2,000    District of Columbia, Ser 1999 A (FSA)......................   5.375%  06/01/24    $ 1,868,640
            Florida Board of Education
   2,000     Capital Outlay Refg Ser 1999 B (MBIA)......................   4.50    06/01/24      1,643,440
   3,000     Capital Outlay Ser 1998 A..................................   4.75    06/01/28      2,532,600
   2,000    Hawaii, 1999 Ser CT (FSA)...................................   5.875   09/01/16      2,055,080
   2,000    Honolulu City & County, Hawaii, Ser 1999 B (FGIC)...........   5.00    07/01/22      1,788,840
   5,000    Chicago, Illinois, Refg Ser 1995 A-2 (AMBAC)................   6.25    01/01/14      5,398,750
   2,000    Berkley School District, Michigan, Refg Ser 1999 (FGIC).....   4.75    01/01/19      1,743,100
   3,000    New York City, New York, 1995 Ser D (MBIA)..................   6.20    02/01/07      3,211,890
   4,000    New York State, Refg Ser 1995 B.............................   5.70    08/15/10      4,122,360
   5,000    North Carolina, Public School Building Ser 1999.............   4.60    04/01/17      4,398,200
   3,000    Little Miami Local School District, Ohio, Ser 1998 (FGIC)...   4.875   12/01/23      2,632,890
--------                                                                                       -----------
  33,000                                                                                        31,395,790
--------                                                                                       -----------

            Educational Facilities Revenue (8.0%)
   5,000    Illinois Educational Facilities Authority, Northwestern
             University Ser 1997........................................   5.25    11/01/32      4,886,400
   2,000    Massachusetts Health & Educational Facilities Authority,
             Boston College Ser K.......................................   5.25    06/01/18      1,906,160
   2,000    New Jersey Economic Development Authority, Educational
             Testing Service Ser 1998 A (MBIA)..........................   4.75    05/15/18      1,774,220
            New York State Dormitory Authority,
   2,000    State University 1990 Ser A.................................   7.50    05/15/13      2,383,860
   2,000     State University 1993 Ser A................................   5.25    05/15/15      1,971,480
   4,000    Delaware County Authority, Pennsylvania, Villanova
             University Ser 1995 (AMBAC)................................   5.70    08/01/15      4,056,040
   2,000    Vermont Educational & Health Building Financing Agency,
             Norwich University Ser 1998................................   5.50    07/01/18      1,779,860
--------                                                                                       -----------
  19,000                                                                                        18,758,020
--------                                                                                       -----------

            Electric Revenue (16.1%)
            North Carolina Municipal Power Agency #1,
   3,000     Catawba Ser 1998 A (MBIA)..................................   5.50    01/01/14      3,031,350
   5,000     Catawba Ser 1998 A (MBIA)..................................   5.50    01/01/15      5,034,800
  10,000    South Carolina Public Service Authority, Refg Ser 1996 A
             (MBIA).....................................................   5.75    01/01/13     10,269,400
   8,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C..........   4.70    02/01/06      7,922,320
   4,000    Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)....   5.75    07/01/19      4,000,000
   3,000    Chelan County Public Utility District #1, Washington, Hydro
             Ser 1997 A (AMT)...........................................   5.60    07/01/32      2,844,600
   5,000    Washington Public Power Supply System, Project #1 Refg Ser
             1998 A.....................................................   5.00    07/01/12      4,757,150
--------                                                                                       -----------
  38,000                                                                                        37,859,620
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Hospital Revenue (8.5%)
$  5,000    Hawaii Department of Budget & Finance, Queen's Health 1996
             Ser A......................................................    6.00%  07/01/20    $ 4,808,800
   5,000    Maine Health & Higher Educational Facilities Authority, Ser
             1998 B (FSA)...............................................   4.875   07/01/23      4,258,900
   4,300    Massachusetts Health & Educational Facilities Authority, St
             Elizabeth Hospital of Boston Ser D & E (FSA)...............   6.70    08/15/21      4,452,822
   2,000    University of Missouri, Health Ser 1996 A (AMBAC)...........   5.50    11/01/16      1,968,100
   4,000    North Carolina Medical Care Commission, Pitt County Memorial
             Hospital Ser 1998 A........................................   4.75    12/01/28      3,266,280
   1,295    Ward County, North Dakota, Trinity Crossover Refg Ser 1991
             B..........................................................   7.50    07/01/21      1,322,234
--------                                                                                       -----------
  21,595                                                                                        20,077,136
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (5.8%)
   5,000    Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA)....   7.00    06/01/31      5,186,650
   5,000    Tulsa Municipal Airport Trust, Oklahoma, American Airlines
             Inc Ser 1988 (AMT).........................................   7.375   12/01/20      5,082,500
            Lexington County, South Carolina,
     535     Ellett Brothers Inc Refg Ser 1988..........................   7.50    09/01/02        529,773
   1,000     Ellett Brothers Inc Refg Ser 1988..........................   7.50    09/01/08        969,050
   2,000    Dallas-Fort Worth International Airport Facility Improvement
             Corporation, Texas, American Airlines Inc Ser 1995.........   6.00    11/01/14      1,909,220
--------                                                                                       -----------
  13,535                                                                                        13,677,193
--------                                                                                       -----------

            Mortgage Revenue - Single Family (5.1%)
   5,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA).......   6.00    06/01/27      4,901,601
   1,785    Chicago, Illinois, Ser 1997 B (AMT).........................   6.95    09/01/28      1,888,137
     415    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT)
             (MBIA).....................................................   8.00    11/01/20        420,814
     300    Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)........   6.40    11/15/23        303,534
   1,145    Missouri Housing Development Commission, Home Ownership 1998
             Ser D-2 (AMT)..............................................   6.30    03/01/29      1,143,363
     925    New Hampshire Housing Finance Authority, Residential
             Mortgage Ser 1989 B (AMT)..................................   7.70    07/01/29        941,576
   2,355    Virginia Housing Development Authority, 1992 Ser A..........   7.10    01/01/22      2,426,780
--------                                                                                       -----------
  11,925                                                                                        12,025,805
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (3.8%)
   2,000    Iowa Financing Authority, Care Initiatives Ser 1996.........   9.25    07/01/25      2,383,220
   2,861    Chester County Industrial Development Authority,
             Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989 (a)(b).....  10.125   05/01/19      2,257,558
            Kirbyville Health Facilities Development Authority, Texas,
     623     Heartway III Corp Ser 1997 B (a)...........................   6.00    03/20/04        439,502
   3,786     Heartway III Corp Ser 1997 A...............................  10.00    03/20/18      3,930,627
--------                                                                                       -----------
   9,270                                                                                         9,010,907
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (1.3%)
$  3,000    New York State Dormitory Authority, Court Facilities Ser
             1993 A.....................................................   5.625%  05/15/13    $ 2,974,050
--------                                                                                       -----------

            Recreational Facilities Revenue (1.5%)
   4,000    Mashantucket (Western) Pequot Tribe, Connecticut, Special
             1997 Ser B (b).............................................   5.75    09/01/27      3,574,080
--------                                                                                       -----------

            Resource Recovery Revenue (5.6%)
   8,000    Northeast Maryland Waste Disposal Authority, Montgomery
             County Ser 1993 A (AMT)....................................   6.30    07/01/16      8,140,320
   5,000    Lancaster County Solid Waste Management Authority,
             Pennsylvania, 1998 Ser B (AMBAC)...........................   5.375   12/15/15      4,914,950
--------                                                                                       -----------
  13,000                                                                                        13,055,270
--------                                                                                       -----------

            Retirement & Life Care Facilities Revenue (0.8%)
   2,100    Riverside County Public Financing Authority, California, Air
--------     Force Village West Inc COPs................................   5.75    05/15/19      1,887,879
                                                                                               -----------

            Tax Allocation Revenue (2.0%)
   5,000    Rosemead Redevelopment Agency, California, 1993 Ser A.......   5.60    10/01/33      4,645,200
--------                                                                                       -----------

            Transportation Facilities Revenue (6.9%)
   5,000    Chicago, Illinois, Chicago-O'Hare International Airport Ser
             1996 A (AMBAC).............................................   5.625   01/01/12      5,090,250
   3,000    Regional Transportation Authority, Illinois, Refg Ser 1999
             (FSA)......................................................   5.75    06/01/21      3,021,690
   2,500    Allegheny County, Pennsylvania, Greater Pittsburgh Int'l
             Airport Ser 1997 A (AMT) (MBIA)............................   5.75    01/01/13      2,562,800
   4,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)...   6.125   11/15/25      4,036,200
   2,000    Pocahontas Parkway Association, Virginia, Route 895
             Connector Ser 1998 A.......................................   5.50    08/15/28      1,614,500
--------                                                                                       -----------
  16,500                                                                                        16,325,440
--------                                                                                       -----------

            Water & Sewer Revenue (7.2%)
   3,000    Dade County, Florida, Ser 1995 (FGIC).......................   5.50    10/01/18      2,962,320
   2,000    Florida Governmental Utility Authority, Sarasota Utility Ser
             1999 (AMBAC)...............................................   5.25    10/01/18      1,927,080
   3,000    Lee County, Florida, Water & Sewer 1999 Ser A (AMBAC).......   4.75    10/01/23      2,600,370
            Massachusetts Water Resources Authority,
   2,000     2000 Ser A (FGIC)..........................................   6.125   08/01/11      2,175,400
   1,570     1993 Ser C.................................................   5.25    12/01/20      1,470,933
   5,000    Charleston, South Carolina, Refg Cap Impr Ser 1998
             (Secondary FGIC)...........................................   4.50    01/01/24      4,094,100
   2,000    Loudoun County Sanitation Authority, Virginia, Ser 1998
             (MBIA).....................................................   4.75    01/01/21      1,730,640
--------                                                                                       -----------
  18,570                                                                                        16,960,843
--------                                                                                       -----------

            Other Revenue (1.3%)
   3,000    New York Local Government Assistance Corporation, Ser 1995
             A..........................................................   6.00    04/01/24      3,029,490
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Refunded (9.4%)
$ 20,100    San Francisco Redevelopment Agency, California, George R
             Moscone Convention Ctr Ser 1988 (GAINS)....................   0.00#%  07/01/04++  $ 18,952,491
   1,110    Illinois Health Facilities Authority, Glen Oaks Medical
             Center Inc Refg 1990 Ser D (ETM)...........................   9.50    11/15/15       1,152,557
   2,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)....   4.70    02/01/06       1,959,540
--------                                                                                       ------------
  23,210                                                                                         22,064,588
--------                                                                                       ------------
 234,705    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $229,076,310).................    227,321,311
--------                                                                                       ------------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.3%)
   1,200    Missouri Health & Educational Facilities Authority,
             Washington University Ser D (Demand 07/03/00)..............   4.50*   09/01/30       1,200,000
   2,000    Harris County Health Facilities Development Corporation,
             Texas, St Luke's Episcopal Hospital Ser 1997 A (Demand
             07/03/00)..................................................   4.55*   02/15/27       2,000,000
--------                                                                                       ------------
   3,200    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
             $3,200,000)....................................................................      3,200,000
--------                                                                                       ------------

$237,905    TOTAL INVESTMENTS (Identified Cost $232,276,310) (c)..................     98.0%    230,521,311
========

            OTHER ASSETS IN EXCESS OF LIABILITIES....................................   2.0       4,608,170
                                                                                      -----    ------------


            NET ASSETS.............................................................   100.0%   $235,129,481
                                                                                      =====    ============

---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
 ETM   Escrowed to maturity.
GAINS  Growth and Income Security.
 ++    Crossover refunded to call date shown.
  #    Currently a zero coupon; will convert to 8.50% on July 1,
       2002.
  *    Current coupon of variable rate demand obligation.
 (a)   Non-income producing; bond in default.
 (b)   Sale is restricted to qualified institutional investors.
 (c)   The aggregate cost for federal income tax purposes
       approximates identified cost. The aggregate gross unrealized appreciation is $5,830,957 and the aggregate gross
       unrealized depreciation is $7,585,956, resulting in net
       unrealized depreciation of $1,754,999.

Bond Insurance:
-------------------------------------------------------------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alaska......................     2.1%
California..................    10.8
Connecticut.................     1.5
District of Columbia........     0.8
Florida.....................     5.0
Hawaii......................     3.7
Illinois....................     9.1
Iowa........................     1.0
Kansas......................     2.4
Maine.......................     1.9
Maryland....................     3.5
Massachusetts...............     4.3
Michigan....................     0.7
Missouri....................     1.8
New Hampshire...............     0.4
New Jersey..................     0.8
New York....................     7.5
North Carolina..............     6.7
North Dakota................     0.6
Ohio........................     1.1
Oklahoma....................     2.2
Pennsylvania................     5.9
South Carolina..............     6.7
Texas.......................     9.4
Utah........................     1.7
Vermont.....................     0.8
Virginia....................     2.4
Washington..................     3.2
                                ----
Total.......................    98.0%
                                ====

---------------------

Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $232,276,310)..........  $230,521,311
Cash.....................................        87,274
Receivable for:
    Interest.............................     3,786,933
    Investments sold.....................     1,010,729
Prepaid expenses and other assets........        29,362
                                           ------------

    TOTAL ASSETS.........................   235,435,609
                                           ------------

LIABILITIES:
Payable for:
    Investment advisory fee..............        89,634
    Shares of beneficial interest
     repurchased.........................        77,567
    Administration fee...................        56,021
Accrued expenses and other payables......        82,906
                                           ------------
    TOTAL LIABILITIES....................       306,128
                                           ------------
    NET ASSETS...........................  $235,129,481
                                           ============

COMPOSITION OF NET ASSETS:
Paid-in-capital..........................  $234,773,949
Net unrealized depreciation..............    (1,754,999)
Accumulated undistributed net investment
 income..................................     2,513,003
Accumulated net realized loss............      (402,472)
                                           ------------

    NET ASSETS...........................  $235,129,481
                                           ============

NET ASSET VALUE PER SHARE,
 24,478,566 shares outstanding
 (unlimited shares authorized of $.01 par
 value)..................................         $9.61
                                           ============
STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME..........................  $  6,909,927
                                           ------------

EXPENSES
Investment advisory fee..................       466,044
Administration fee.......................       291,278
Transfer agent fees and expenses.........        36,575
Professional fees........................        32,066
Shareholder reports and notices..........        27,854
Registration fees........................        16,115
Trustees' fees and expenses..............         8,882
Custodian fees...........................         6,709
Other....................................         7,686
                                           ------------
    TOTAL EXPENSES.......................       893,209
Less: expense offset.....................        (6,698)
                                           ------------

    NET EXPENSES.........................       886,511
                                           ------------

    NET INVESTMENT INCOME................     6,023,416
                                           ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain........................       161,361
Net change in unrealized depreciation....     4,188,086
                                           ------------

    NET GAIN.............................     4,349,447
                                           ------------

NET INCREASE.............................  $ 10,372,863
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX        FOR THE YEAR
                                                     MONTHS ENDED           ENDED
                                                     JUNE 30, 2000      DECEMBER 31, 1999
-----------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................    $ 6,023,416         $12,617,766
Net realized gain (loss)...........................        161,361            (563,833)
Net change in unrealized depreciation..............      4,188,086         (23,587,933)
                                                      ------------        ------------

    NET INCREASE (DECREASE)........................     10,372,863         (11,534,000)
                                                      ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................     (6,298,058)        (12,581,467)
Net realized gain..................................       --                  (769,729)
                                                      ------------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............     (6,298,058)        (13,351,196)
                                                      ------------        ------------

Net decrease from transactions in shares of
 beneficial interest...............................     (3,323,403)        (11,007,759)
                                                      ------------        ------------

    NET INCREASE (DECREASE)........................        751,402         (35,892,955)

NET ASSETS:
Beginning of period................................    234,378,079         270,271,034
                                                      ------------        ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $2,513,003 and $2,787,645, respectively)....   $235,129,481        $234,378,079
                                                      ============        ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 15, 1988 and commenced operations on June 1, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.40% to the portion of the Fund's weekly net assets not exceeding $250 million and 0.30% to the portion of the Fund's weekly net assets exceeding $250 million.

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the following annual rates to the Fund's weekly net assets: 0.25% to the portion of the Fund's weekly net assets not exceeding $250 million; 0.20% to the portion of the Fund's weekly net assets exceeding $250 million but not exceeding $500 million; 0.167% of the portion to the Fund's weekly net assets exceeding $500 million but not exceeding $750 million; and 0.133% to the portion of the Fund's weekly net assets exceeding $750 million.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 aggregated $2,118,760 and $6,325,661, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $900.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,970. At June 30, 2000, the Fund had an accrued pension liability of $51,842 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                          CAPITAL
                                                                                          PAID IN
                                                                                         EXCESS OF
                                                                SHARES      PAR VALUE    PAR VALUE
                                                              -----------   ---------   ------------
Balance, December 31, 1998..................................   26,198,366   $261,983    $248,843,128
Treasury shares purchased and retired (weighted average
 discount 13.98%)*..........................................   (1,316,200)   (13,162)    (10,994,597)
                                                              -----------   --------    ------------
Balance, December 31, 1999..................................   24,882,166    248,821     237,848,531
Treasury shares purchased and retired (weighted average
 discount 12.71%)*..........................................     (403,600)    (4,036)     (3,319,367)
                                                              -----------   --------    ------------
Balance, June 30, 2000......................................   24,478,566   $244,785    $234,529,164
                                                              ===========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

5. DIVIDENDS

On June 27, 2000, the Fund declared the following dividends from net investment income:

 AMOUNT         RECORD              PAYABLE
PER SHARE        DATE                 DATE
---------  -----------------   ------------------
 $0.0425     July 7, 2000        July 21, 2000
 $0.0425    August 4, 2000      August 18, 2000
 $0.0425   September 8, 2000   September 22, 2000

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $375,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $189,000 during fiscal 1999.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                        FOR THE YEAR ENDED DECEMBER 31*
                                              MONTHS ENDED       ----------------------------------------------------------------
                                             JUNE 30, 2000*        1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
                                              (unaudited)
SELECTED PER SHARE DATA

Net asset value, beginning of period.......       $ 9.42           $10.32        $10.39        $10.11        $10.35        $ 9.75
                                                  ------           ------        ------        ------        ------        ------

Income (loss) from investment operations:
 Net investment income.....................         0.24             0.49          0.53          0.59          0.59          0.65
 Net realized and unrealized gain (loss)...         0.19            (0.94)         0.11          0.31         (0.17)         0.70
                                                  ------           ------        ------        ------        ------        ------

Total income (loss) from investment
 operations................................         0.43            (0.45)         0.64          0.90          0.42          1.35
                                                  ------           ------        ------        ------        ------        ------

Less dividends and distributions from:
 Net investment income.....................        (0.26)           (0.49)        (0.53)        (0.56)        (0.62)        (0.63)
 Net realized gain.........................           --            (0.03)        (0.19)        (0.08)        (0.05)        (0.12)
                                                  ------           ------        ------        ------        ------        ------

Total dividends and distributions..........        (0.26)           (0.52)        (0.72)        (0.64)        (0.67)        (0.75)
                                                  ------           ------        ------        ------        ------        ------

Anti-dilutive effect of acquiring treasury
 shares....................................         0.02             0.07          0.01          0.02          0.01            --
                                                  ------           ------        ------        ------        ------        ------

Net asset value, end of period.............       $ 9.61           $ 9.42        $10.32        $10.39        $10.11        $10.35
                                                  ======           ======        ======        ======        ======        ======

Market value, end of period................       $8.688           $8.063        $ 9.50        $9.625        $9.125        $10.00
                                                  ======           ======        ======        ======        ======        ======

TOTAL RETURN+..............................        11.12%(3)        (9.88)%        6.23%        12.82%        (2.29)%       18.34%

RATIOS TO AVERAGE NET ASSETS:
Expenses...................................         0.77%(1)(2)      0.75%(1)      0.76%(1)      0.75%(1)      0.76%(1)      0.74%

Net investment income......................         5.16%(2)         4.92%         5.00%         5.79%         5.91%         6.41%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands....     $235,129         $234,378      $270,271      $276,675      $277,901      $287,244

Portfolio turnover rate....................            1%(3)           13%           22%           21%           11%           19%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the price obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.
(2) Annualized.
(3) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUST II

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon. Read the prospectus carefully before investing.



MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME TRUST II


SEMIANNUAL REPORT
JUNE 30, 2000